NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥	¥ 2,159,337		¥ 2,895,087	¥ 3,152,172		¥ 4,459,164
Net income attributable to Class A and Class B ordinary shareholders for computing basic and diluted net income per share	2,159,337	$ 322,381	2,895,087	¥ 3,152,172	$ 443,125	¥ 4,459,164
Net income attributable to Class A and Class B ordinary shareholders for computing diluted net income per share | ¥	¥ 2,159,337		¥ 2,895,087
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income per ordinary share	311,109,257	311,109,257	305,886,883	311,571,575	311,571,575	306,641,972
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	9,141,937	9,141,937	15,071,309	9,653,228	9,653,228	14,304,755
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income per ordinary share	320,251,194	320,251,194	320,958,192	321,224,803	321,224,803	320,946,727
Basic net income per share | (per share)	¥ 6.94	$ 1.04	¥ 9.46	¥ 10.12	$ 1.42	¥ 14.54
Diluted net income per share | (per share)	¥ 6.74	$ 1.01	¥ 9.02	¥ 9.81	$ 1.38	¥ 13.89
Anti-dilutive securities excluded from the calculation of diluted net income per share	0	0	0	0	0	0